Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

Note 14:  Subsequent Events

The 2011 Incentive Stock Plan (the "2011 Plan") was approved by the Company's shareholders on November 3, 2011.  The 2011 Plan provides for grants of common stock, and options to purchase common stock, to employees, officers, directors and consultants.   The Board of Directors reserved 1.4 million shares of common stock for issuance under the 2011 Plan. In addition, the 2011 Plan includes an evergreen provision that provides for an annual increase in common stock available for issuance however, on October 31, 2011 the Board committed to submit an amendment to the 2011 Plan to shareholders to eliminate the evergreen provision and to prohibit the repricing or exchange of stock options without stockholder approval. The Board also committed to maintain an average run rate over 2012 that does not exceed 4.5%. Run rate is defined as the sum of the number of stock options granted during the year, divided by the Company's fully diluted shares outstanding.  These options have a term of up to 10 years and vest over a schedule determined by the Compensation Committee.

On November 3, 2011, pursuant to the terms of his employment agreement, the Compensation Committee of the Board granted Andrew Sculley options to purchase 188,333 shares of the Company's common stock exercisable at $4.03, the closing market price on the date of the grant.  The options will vest one third on June 1, 2012, one third on June 1, 2013, and one third on December 31, 2013.  In addition, the Compensation Committee granted the Directors as a whole options to purchase 256,666 shares of the Company's common stock exercisable at $4.03, the closing market price on the date of the grant, of which 145,833 will vest immediately and 110,833 shares will vest on December 31, 2011.

Note 16 - SUBSEQUENT EVENTS

On January 19, 2011, the Company and Susan R. Taylor executed an executive employment agreement (the "Employment Agreement"), pursuant to which Ms. Taylor will serve as the Company's Corporate Secretary, Senior Vice President, and General Counsel. The term of the Employment Agreement commenced on February 1, 2011, for a period of thirty-six months, unless terminated sooner pursuant to the Employment Agreement.  Pursuant to the Employment Agreement, Ms. Taylor will be paid a base salary of $175,000.  Ms. Taylor will also be entitled to receive qualified stock options to purchase 225,000 shares of the Company's Common Stock, which shall terminate on the earlier to occur of 5 years from their grant or upon the other applicable termination provisions contained in the option agreement to be entered into between the Company and Ms. Taylor. The exercise price of the options shall be the closing price of the Company's Common Stock on the date of grant. The options shall vest as follows:   1/3 shall vest on the 1st annual anniversary of the Employment Agreement, 1/3 shall vest on the 2nd annual anniversary of the Employment Agreement and 1/3rd shall vest on the 3rd annual anniversary of the Employment Agreement.

If Ms. Taylor voluntarily terminates her employment with the Company, other than for Good Reason as defined in the Employment Agreement, she shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination.  The Company may terminate Ms. Taylor's employment with or without cause.  If the Company terminates without cause after 120 days from the effective date, Ms. Taylor will be entitled to monthly salary payments for twelve (12) months, based on her monthly rate of base salary at the date of such termination, provided, however, in lieu of the aforementioned monthly payments the Company may in its sole discretion pay such payments in a lump-sum. Any non-vested options pursuant to the Employment Agreement shall vest immediately. Ms. Taylor shall also be entitled to receive (i) payment for accrued and unpaid vacation pay, and (ii) all bonuses that have accrued during the term of the Employment Agreement but not been paid.

On March 15, 2011, the Board of Directors appointed Jill J. Wittels to serve on its Board of Directors, starting on July 1, 2011.  Dr. Wittels is 61 years old and is a Corporate Vice President of Business and Technology Strategy for L-3 Communications, an aerospace and defense company, which she joined in 2001.  Dr. Wittels was not appointed to serve on any committees of the Board. Dr. Wittels served on the Company's Board previously from June of 2003 to December of 2006.  From 1979 to 2001 she held various positions with BAE Systems, most recently as Vice President and General Manager.  Dr. Wittels holds a BS and a PhD in Physics, both from the Massachusetts Institute of Technology.